Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended										8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Total Net revenue	$ 36,289	$ 84,589			$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 342,286	$ 405,922	$ 540,358	$ 553,455	$ 570,372
Operating expenses:
Cost of services	8,976	19,986				35,059							75,286	100,807	128,939	119,193	115,236
Selling, general and administrative, including stock-based and long-term incentive compensation	11,390	20,980				34,266							80,365	98,935	118,940	155,902	114,152
Radio conversion costs	825	931				0							931	0	0	450	18,422
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	17,302	32,508				52,671							130,791	160,973	211,639	236,788	246,753
Depreciation	925	1,073				2,880							7,348	8,360	11,434	8,818	8,160
Loss on goodwill impairment	0												0	214,400	563,549	0	0
Total operating expenses	39,418	75,478				124,876							294,721	583,475	1,034,501	521,151	502,723
Operating (loss) income	(3,129)	9,111			(316,590)	12,280	(201,845)	12,012	14,647	12,896	(11,848)	16,609	47,565	(177,553)	(494,143)	32,304	67,649
Other (income) expense:
Interest expense	7,474	27,112				39,077							105,081	114,550	180,770	145,492	127,308
Unrealized loss on derivative financial instruments	0												6,804	0	3,151	0	0
Refinancing expense	0	0				5,697							5,214	5,697	12,238	0	9,500
Total other (income) expense	7,474	(675,712)				44,774							(552,623)	120,247	196,159	145,492	136,808
(Loss) income before income taxes	(10,603)	684,823				(32,494)							600,188	(297,800)	(690,302)	(113,188)	(69,159)
Income tax expense (benefit)	204	438				1,346							1,775	4,039	(11,552)	(1,893)	7,148
Net (loss) income	(10,807)	684,385	$ (54,202)	$ (31,770)	$ (376,911)	(33,840)	(241,792)	(26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	598,413	(301,839)	(678,750)	(111,295)	(76,307)
Other comprehensive income (loss):
Unrealized gain on derivative contracts, net	0	0				3,269							(940)	23,196	14,378	1,582	4,589
Total other comprehensive (loss) income, net of tax	0	0	$ (472)	$ (468)		3,269	$ 5,521	$ 14,406					(940)	23,196	14,378	1,582	4,589
Comprehensive (loss) income	$ (10,807)	$ 684,385				$ (30,571)							$ 597,473	$ (278,643)	$ (664,372)	$ (109,713)	$ (71,718)